Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) bbl / d MMBTU $ / MMBTU $ / gal	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Net minimum commitments
Total	$ 29,210
2015	20,868
2016	2,756
2017	1,941
2018	1,471
2019 and beyond	2,174
Interest payments due on the senior notes during the year ended December 31, 2015	130,000
Total obligations due in December 31, 2015	150,000
Office rent	$ 2,300	$ 1,700	$ 1,100
Natural Gas | Delivery during first 60 months of the contract
Net minimum commitments
Period after which company would receive volumetric credit for any deficiency payment under contract	60 months
Drilling contracts
Net minimum commitments
Total	$ 16,698
2015	15,819
2016	879
Non-cancellable office lease commitments
Net minimum commitments
Total	9,320
2015	1,857
2016	1,877
2017	1,941
2018	1,471
2019 and beyond	2,174
Non-cancellable office lease commitments | Houston
Net minimum commitments
Total	3,400
Seismic contracts
Net minimum commitments
Total	3,192
2015	$ 3,192
Gas transportation gathering and processing contract | Minimum
Net minimum commitments
Fee used as multiple for payment to the counterparty equal to the shortfall amount (in dollars per gallon/MMBTU) | $ / gal	0.08
Gas transportation gathering and processing contract | Maximum
Net minimum commitments
Fee used as multiple for payment to the counterparty equal to the shortfall amount (in dollars per gallon/MMBTU) | $ / gal	0.125
Gas transportation gathering and processing contract | Natural Gas
Net minimum commitments
Period after which company would receive volumetric credit for any deficiency payment under contract	30 months
Gas transportation gathering and processing contract | Natural Gas | Delivery during first 30 months of the contract
Net minimum commitments
Fee used as multiple for payment to the counterparty equal to the shortfall amount (in dollars per gallon/MMBTU) | $ / MMBTU	0.36
Contractual obligation | MMBTU	38,100,000
Gas transportation gathering and processing contract | Natural Gas | Delivery during first 60 months of the contract
Net minimum commitments
Fee used as multiple for payment to the counterparty equal to the shortfall amount (in dollars per gallon/MMBTU) | $ / MMBTU	0.36
Contractual obligation | MMBTU	76,200,000
Gas transportation gathering and processing contract | NGL | Minimum
Net minimum commitments
Volume commitments per day over the remaining term of the contract | bbl / d	2,800
Gas transportation gathering and processing contract | NGL | Maximum
Net minimum commitments
Volume commitments per day over the remaining term of the contract | bbl / d	5,780